Investment in PennyMac Mortgage Investment Trust at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment in PennyMac Mortgage Investment Trust at Fair Value
Change in fair value and dividends received	$ (77)	$ 842	$ 824	$ 1,507
PMT
Investment in PennyMac Mortgage Investment Trust at Fair Value
Dividends	43	42	85	83	167	138	58
Change in fair value	(363)	79	(318)	233
Change in fair value and dividends received	(320)	121	(233)	316	817	23	130
Fair value of PMT shares at period end	$ 1,579	$ 1,480	$ 1,579	$ 1,480